ACCRUED LIABILITIES AND OTHER PAYABLE (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Amount due to Fastnet technology Co Ltd.	$ 554,591	$ 503,405
Others	197,927	221,780
Accrued liabilities and other payables	$ 752,518	$ 725,185